Submission	Oct. 30, 2024
Submission [Line Items]
Central Index Key	0001556739
Registrant Name	Thryv Holdings, Inc.
Registration File Number	333-266542
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES